Financial Instruments - Summary of Sensitivity Analysis of Fair Value Measurement To Changes In Unobservable Inputs, Liabilities (Parenthetical) (Detail) - Foreign Currency [member]	Dec. 31, 2022
USD
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible increase in unobervable input liabilities	5.00%
Percentage of reasonably possible decrease in unobervable input liabilities	5.00%
AUD
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible increase in unobervable input liabilities	5.00%
Percentage of reasonably possible decrease in unobervable input liabilities	5.00%
BRL
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible increase in unobervable input liabilities	5.00%
Percentage of reasonably possible decrease in unobervable input liabilities	5.00%